Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	$ 21,529	$ 23,298
Recognised in cash flow hedging reserve	(163)	(85)
Recognised in cost of hedging reserve	106
Recognised in the income statement	68	71
Accrued cash flows	251	307
Total derivatives fair value	204	805
Hedged value of notes and debentures	21,471	23,810
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	1,304	1,145
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(1,362)	$ (633)
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	9,433
Recognised in the income statement	20
Accrued cash flows	111
Total derivatives fair value	(122)
Hedged value of notes and debentures	9,180
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(253)
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	3,118
Recognised in cash flow hedging reserve	(57)
Recognised in cost of hedging reserve	70
Recognised in the income statement	(2)
Accrued cash flows	62
Total derivatives fair value	234
Hedged value of notes and debentures	3,279
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	678
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(517)
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	7,680
Recognised in cash flow hedging reserve	(100)
Recognised in cost of hedging reserve	33
Recognised in the income statement	54
Accrued cash flows	82
Total derivatives fair value	(119)
Hedged value of notes and debentures	7,492
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	378
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(566)
CAD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	594
Recognised in cash flow hedging reserve	(5)
Recognised in cost of hedging reserve	3
Recognised in the income statement	(4)
Accrued cash flows	1
Total derivatives fair value	148
Hedged value of notes and debentures	747
CAD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	175
CAD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(22)
AUD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	704
Recognised in cash flow hedging reserve	(1)
Accrued cash flows	(5)
Total derivatives fair value	63
Hedged value of notes and debentures	773
AUD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	73
AUD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	$ (4)